Sept. 30, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:      AXP Discovery Series, Inc.
             AXP Core Bond Fund
             AXP Discovery Fund
             AXP Income Opportunities Fund
             AXP Inflation Protected Securities Fund
             AXP Limited Duration Bond Fund

Post-Effective Amendment No. 50
File No.: 2-72174/811-3178

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on Sept. 27, 2004.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at (612) 671-4993 or me at (612) 671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation